Loans - Loans Held-for-Investment, Excluding PCD Loans, Net of Deferred Fees and Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable	$ 8,292,010,000	$ 7,916,928,000
Current-period gross charge-offs
Total Writeoff	7,224,000	10,198,000	$ 3,494,000
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	1,005,660,000		458,563,000
2024/2023	526,871,000		713,672,000
2023/2022	709,362,000		1,833,360,000
2022/2021	1,692,333,000		1,547,464,000
2021/2020	1,442,790,000		613,527,000
Prior	2,469,245,000		2,283,179,000
Revolving Loans	325,533,000		350,783,000
Current-period gross charge-offs
Total Writeoff	7,224,000		10,198,000
Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable	3,856,773,000	4,022,224,000
Current-period gross charge-offs
Current Fiscal Year	343,000
Total Writeoff	5,683,000	7,009,000	$ 6,580,000
Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	262,501,000	115,930,000
2024/2023	111,504,000	227,102,000
2023/2022	224,171,000	869,173,000
2022/2021	824,692,000	819,284,000
2021/2020	770,866,000	544,689,000
Prior	1,464,200,000	1,279,905,000
Revolving Loans	190,576,000	156,968,000
Loans receivable	3,848,510,000	4,013,051,000
Current-period gross charge-offs
Current Fiscal Year	0	0
Year Two	67,000	387,000
Year Three	855,000	3,249,000
Year Four	2,371,000	2,966,000
Year Five	1,112,000	73,000
Prior	935,000	334,000
Revolving Loans	0	0
Total Writeoff	5,340,000	7,009,000
Real estate loans: | Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable	11,399,000
Real estate loans: | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	251,165,000	95,607,000
2024/2023	96,438,000	210,831,000
2023/2022	208,242,000	848,649,000
2022/2021	808,455,000	804,297,000
2021/2020	759,628,000	541,640,000
Prior	1,457,926,000	1,273,078,000
Revolving Loans	99,080,000	73,359,000
Loans receivable	3,680,934,000	3,847,461,000
Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	102,597,000	4,881,000
2024/2023	4,818,000	86,169,000
2023/2022	84,164,000	594,887,000
2022/2021	561,040,000	630,083,000
2021/2020	601,535,000	451,086,000
Prior	1,006,927,000	829,885,000
Revolving Loans	284,000	493,000
Loans receivable	2,361,365,000	2,597,484,000
Current-period gross charge-offs
Current Fiscal Year		0
Year Two		0
Year Three		0
Year Four		0
Year Five		0
Prior		136,000
Revolving Loans		0
Total Writeoff		136,000
Real estate loans: | Multifamily | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	102,597,000	4,881,000
2024/2023	4,818,000	86,169,000
2023/2022	84,164,000	594,887,000
2022/2021	561,040,000	628,886,000
2021/2020	600,369,000	449,955,000
Prior	990,193,000	819,582,000
Revolving Loans	284,000	493,000
Loans receivable	2,343,465,000	2,584,853,000
Real estate loans: | Multifamily | Special mention | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	1,197,000
2021/2020	1,166,000	1,131,000
Prior	6,325,000	1,445,000
Revolving Loans	0	0
Loans receivable	7,491,000	3,773,000
Real estate loans: | Multifamily | Substandard | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	10,409,000	8,858,000
Revolving Loans	0	0
Loans receivable	10,409,000	8,858,000
Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	92,786,000	63,034,000
2024/2023	61,761,000	87,164,000
2023/2022	85,492,000	195,575,000
2022/2021	189,608,000	149,231,000
2021/2020	135,579,000	63,915,000
Prior	343,533,000	329,389,000
Revolving Loans	2,631,000	1,493,000
Loans receivable	911,390,000	889,801,000
Real estate loans: | Commercial mortgage | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	92,786,000	63,034,000
2024/2023	61,761,000	87,164,000
2023/2022	85,492,000	195,575,000
2022/2021	183,083,000	149,231,000
2021/2020	135,579,000	61,214,000
Prior	326,204,000	309,280,000
Revolving Loans	2,346,000	1,200,000
Loans receivable	887,251,000	866,698,000
Real estate loans: | Commercial mortgage | Special mention | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	2,701,000
Prior	8,064,000	9,297,000
Revolving Loans	0	0
Loans receivable	8,064,000	11,998,000
Real estate loans: | Commercial mortgage | Substandard | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	6,525,000	0
2021/2020	0	0
Prior	9,265,000	10,812,000
Revolving Loans	285,000	293,000
Loans receivable	16,075,000	11,105,000
Real estate loans: | One-to-four family residential mortgage | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	20,730,000	8,929,000
2024/2023	16,026,000	6,597,000
2023/2022	13,439,000	23,452,000
2022/2021	20,964,000	11,728,000
2021/2020	11,407,000	6,547,000
Prior	81,894,000	92,044,000
Revolving Loans	640,000	920,000
Loans receivable	165,100,000	150,217,000
Current-period gross charge-offs
Total Writeoff	0	0
Real estate loans: | One-to-four family residential mortgage | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	20,730,000	8,929,000
2024/2023	16,026,000	6,597,000
2023/2022	13,439,000	23,452,000
2022/2021	20,964,000	11,728,000
2021/2020	11,407,000	6,547,000
Prior	80,563,000	91,404,000
Revolving Loans	640,000	920,000
Loans receivable	163,769,000	149,577,000
Real estate loans: | One-to-four family residential mortgage | Substandard | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	1,331,000	640,000
Revolving Loans	0	0
Loans receivable	1,331,000	640,000
Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	14,932,000	15,231,000
2024/2023	12,458,000	19,647,000
2023/2022	15,738,000	32,454,000
2022/2021	28,792,000	12,630,000
2021/2020	11,107,000	6,522,000
Prior	20,005,000	17,125,000
Revolving Loans	95,525,000	70,453,000
Loans receivable	198,557,000	174,062,000
Current-period gross charge-offs
Total Writeoff	0	0
Real estate loans: | Home equity and lines of credit | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	14,828,000	15,231,000
2024/2023	12,458,000	19,647,000
2023/2022	15,300,000	31,378,000
2022/2021	27,309,000	12,209,000
2021/2020	10,564,000	6,499,000
Prior	19,831,000	16,966,000
Revolving Loans	95,525,000	70,453,000
Loans receivable	195,815,000	172,383,000
Real estate loans: | Home equity and lines of credit | Special mention | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	68,000
2022/2021	64,000	0
2021/2020	0	0
Prior	0	0
Revolving Loans	0	0
Loans receivable	64,000	68,000
Real estate loans: | Home equity and lines of credit | Substandard | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	104,000	0
2024/2023	0	0
2023/2022	438,000	1,008,000
2022/2021	1,419,000	421,000
2021/2020	543,000	23,000
Prior	174,000	159,000
Revolving Loans	0	0
Loans receivable	2,678,000	1,611,000
Real estate loans: | Construction and land | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	20,120,000	3,532,000
2024/2023	1,375,000	11,254,000
2023/2022	9,409,000	2,281,000
2022/2021	8,051,000	625,000
2021/2020	0	13,570,000
Prior	5,567,000	4,635,000
Revolving Loans	0	0
Loans receivable	44,522,000	35,897,000
Current-period gross charge-offs
Total Writeoff	0	0
Real estate loans: | Construction and land | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	20,120,000	3,532,000
2024/2023	1,375,000	11,254,000
2023/2022	9,409,000	2,281,000
2022/2021	8,051,000	625,000
2021/2020	0	13,570,000
Prior	5,567,000	4,635,000
Revolving Loans	0	0
Loans receivable	44,522,000	35,897,000
Commercial and industrial loans | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	9,971,000	18,227,000
2024/2023	15,066,000	16,271,000
2023/2022	15,929,000	20,524,000
2022/2021	16,237,000	14,987,000
2021/2020	11,238,000	3,049,000
Prior	6,256,000	6,811,000
Revolving Loans	91,470,000	83,556,000
Loans receivable	166,167,000	163,425,000
Current-period gross charge-offs
Current Fiscal Year	0	0
Year Two	67,000	387,000
Year Three	855,000	3,249,000
Year Four	2,371,000	2,966,000
Year Five	1,112,000	73,000
Prior	935,000	198,000
Revolving Loans	0	0
Total Writeoff	5,340,000	6,873,000
Commercial and industrial loans | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	9,971,000	15,733,000
2024/2023	12,546,000	14,768,000
2023/2022	12,222,000	19,043,000
2022/2021	15,355,000	13,539,000
2021/2020	9,791,000	2,977,000
Prior	5,887,000	6,680,000
Revolving Loans	87,829,000	82,552,000
Loans receivable	153,601,000	155,292,000
Commercial and industrial loans | Special mention | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	770,000
2023/2022	555,000	264,000
2022/2021	0	168,000
2021/2020	0	0
Prior	0	0
Revolving Loans	2,384,000	0
Loans receivable	2,939,000	1,202,000
Commercial and industrial loans | Substandard | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	2,494,000
2024/2023	2,520,000	733,000
2023/2022	3,152,000	1,217,000
2022/2021	882,000	1,280,000
2021/2020	1,447,000	72,000
Prior	369,000	131,000
Revolving Loans	1,257,000	1,004,000
Loans receivable	9,627,000	6,931,000
Other loans | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	1,365,000	2,096,000
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	18,000	16,000
Revolving Loans	26,000	53,000
Loans receivable	1,409,000	2,165,000
Current-period gross charge-offs
Total Writeoff	0	0
Other loans | Pass | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	1,365,000	2,096,000
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	15,000	11,000
Revolving Loans	26,000	53,000
Loans receivable	1,406,000	2,160,000
Other loans | Substandard | Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Financing Receivable, Allowance for Credit Loss [Line Items]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	3,000	5,000
Revolving Loans	0	0
Loans receivable	$ 3,000	$ 5,000